Schedule of Investments (unaudited)	iShares® U.S. Financials ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 23.8%
Bank of America Corp.	2,377,055	$91,183,830
Bank OZK	39,457	1,606,294
BOK Financial Corp.	9,888	830,691
Citigroup Inc.	667,292	45,122,285
Citizens Financial Group Inc.	137,488	5,796,494
Comerica Inc.	45,075	3,094,849
Commerce Bancshares Inc.	33,994	2,404,396
Cullen/Frost Bankers Inc.	18,276	1,961,380
East West Bancorp. Inc.	45,800	3,258,670
Fifth Third Bancorp.	227,265	8,247,447
First Citizens BancShares Inc./NC, Class A(a)	2,359	1,846,130
First Financial Bankshares Inc.	45,924	2,242,928
First Horizon Corp.	178,318	2,755,013
First Republic Bank/CA	56,807	11,078,501
FNB Corp.	103,112	1,181,664
Glacier Bancorp. Inc.	30,995	1,598,102
Home BancShares Inc./AR	48,969	1,037,163
Huntington Bancshares Inc./OH.	476,312	6,706,473
JPMorgan Chase & Co.	974,788	147,953,323
KeyCorp.	313,306	6,159,596
M&T Bank Corp.	41,519	5,557,318
People’s United Financial Inc.	138,719	2,177,888
Pinnacle Financial Partners Inc.	24,718	2,214,980
PNC Financial Services Group Inc. (The)	137,155	25,018,444
Popular Inc.	26,018	1,893,070
Prosperity Bancshares Inc.	30,246	2,062,475
Regions Financial Corp.	310,307	5,973,410
Signature Bank/New York NY	18,615	4,225,047
SVB Financial Group(b)	18,155	9,984,524
Synovus Financial Corp.	47,967	1,961,850
Truist Financial Corp.	434,144	23,630,458
U.S. Bancorp.	437,633	24,306,137
UMB Financial Corp.	14,207	1,329,775
Umpqua Holdings Corp.	71,491	1,349,035
United Bankshares Inc./WV.	43,308	1,495,858
Valley National Bancorp.	131,226	1,691,503
Webster Financial Corp.	29,184	1,403,750
Wells Fargo & Co.	1,334,403	61,302,474
Western Alliance Bancorp.	33,391	3,099,353
Wintrust Financial Corp.	18,504	1,321,186
Zions Bancorp. NA	52,868	2,757,066
		530,820,830
Capital Markets — 19.5%
Affiliated Managers Group Inc.	13,434	2,128,483
Ameriprise Financial Inc.	37,418	9,637,380
Apollo Global Management Inc., Class A	68,523	4,033,264
Ares Management Corp., Class A	35,614	2,550,319
Bank of New York Mellon Corp. (The)	260,434	13,368,077
BlackRock Inc.(c)	45,799	39,715,519
Blackstone Group Inc. (The), NVS	220,868	25,459,454
Carlyle Group Inc. (The)	37,908	1,913,217
Cboe Global Markets Inc.	34,424	4,078,211
Charles Schwab Corp. (The)	484,196	32,901,118
CME Group Inc.	115,919	24,589,898
Coinbase Global Inc., Class A(b)	8,698	2,057,773
FactSet Research Systems Inc.	12,203	4,359,888
Federated Hermes Inc.	30,191	979,396
Franklin Resources Inc.	87,922	2,598,095
Security	Shares	Value

Capital Markets (continued)
Goldman Sachs Group Inc. (The)	109,816	$41,167,822
Interactive Brokers Group Inc., Class A	26,362	1,630,753
Intercontinental Exchange Inc.	181,679	21,770,595
Invesco Ltd.	122,165	2,978,383
Janus Henderson Group PLC.	57,007	2,385,173
Jefferies Financial Group Inc.	64,585	2,143,576
KKR & Co. Inc.	187,829	11,975,977
Lazard Ltd., Class A	36,702	1,732,334
LPL Financial Holdings Inc.	25,896	3,652,372
MarketAxess Holdings Inc.	12,249	5,820,357
Moody’s Corp.	51,968	19,539,968
Morgan Stanley	480,493	46,117,718
Morningstar Inc.	6,980	1,763,357
MSCI Inc., Class A	26,611	15,859,092
Nasdaq Inc.	37,095	6,926,749
Northern Trust Corp.	67,191	7,582,504
Raymond James Financial Inc.	39,476	5,111,353
S&P Global Inc.	77,777	33,344,555
SEI Investments Co.	38,251	2,325,661
State Street Corp.	112,271	9,783,295
Stifel Financial Corp.	33,973	2,260,563
T Rowe Price Group Inc.	73,238	14,952,270
Tradeweb Markets Inc., Class A	33,832	2,934,249
Virtu Financial Inc., Class A	25,471	655,624
		434,784,392
Consumer Finance — 4.3%
Ally Financial Inc.	119,656	6,145,532
American Express Co.	210,036	35,817,439
Capital One Financial Corp.	145,747	23,567,290
Credit Acceptance Corp.(a)(b)	3,717	1,801,890
Discover Financial Services	98,410	12,234,331
FirstCash Inc.	13,442	1,064,607
Green Dot Corp., Class A(b)	13,961	643,183
LendingTree Inc.(b)	3,616	705,916
OneMain Holdings Inc.	29,764	1,815,604
PROG Holdings Inc.	22,034	964,428
Santander Consumer USA Holdings Inc.	22,863	938,069
SLM Corp.	104,240	1,962,839
Synchrony Financial.	174,615	8,210,397
Upstart Holdings Inc.(b)	5,464	659,833
		96,531,358
Diversified Financial Services — 7.9%
Berkshire Hathaway Inc., Class B(b)	610,337	169,850,684
Equitable Holdings Inc.	124,416	3,840,722
Voya Financial Inc.	39,143	2,520,809
		176,212,215
Equity Real Estate Investment Trusts (REITs) — 19.0%
Alexandria Real Estate Equities Inc.	44,274	8,914,127
American Campus Communities Inc.	44,958	2,261,837
American Homes 4 Rent, Class A	88,465	3,715,530
American Tower Corp.	146,779	41,509,101
Americold Realty Trust	81,539	3,167,790
Apartment Income REIT Corp.	50,641	2,665,742
Apartment Investment & Management Co., Class A	48,661	338,681
AvalonBay Communities Inc.	45,073	10,268,982
Boston Properties Inc.	45,835	5,380,112
Brixmor Property Group Inc.	95,859	2,206,674
Camden Property Trust	31,540	4,711,761
CoreSite Realty Corp.	13,863	1,916,005

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financials ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust	35,550	$1,046,592
Cousins Properties Inc.	48,421	1,923,282
Crown Castle International Corp.	139,535	26,942,813
CubeSmart	65,055	3,230,631
CyrusOne Inc.	39,787	2,835,619
Digital Realty Trust Inc.	90,893	14,012,065
Douglas Emmett Inc.	53,770	1,795,918
Duke Realty Corp.	121,385	6,176,069
EastGroup Properties Inc.	12,981	2,287,512
Equinix Inc.	28,931	23,735,282
Equity Commonwealth	39,668	1,042,872
Equity LifeStyle Properties Inc.	54,735	4,586,793
Equity Residential	111,076	9,344,824
Essex Property Trust Inc.	20,973	6,881,241
Extra Space Storage Inc.	43,158	7,515,534
Federal Realty Investment Trust	22,847	2,685,208
First Industrial Realty Trust Inc.	41,682	2,283,340
Gaming and Leisure Properties Inc.	70,950	3,358,773
Healthcare Realty Trust Inc.	45,744	1,458,319
Healthcare Trust of America Inc., Class A	71,345	2,039,754
Healthpeak Properties Inc.	173,979	6,432,004
Highwoods Properties Inc.	33,591	1,601,955
Host Hotels & Resorts Inc.(b)	227,924	3,630,829
Hudson Pacific Properties Inc.	49,354	1,345,390
Invitation Homes Inc.	183,253	7,454,732
Iron Mountain Inc.	93,207	4,078,738
JBG SMITH Properties	36,204	1,181,337
Kilroy Realty Corp.	34,309	2,376,584
Kimco Realty Corp.	139,936	2,984,835
Lamar Advertising Co., Class A	27,973	2,981,922
Lexington Realty Trust.	90,523	1,190,377
Life Storage Inc.	24,803	2,910,880
Medical Properties Trust Inc.	190,702	4,010,463
Mid-America Apartment Communities Inc.	36,965	7,137,941
National Health Investors Inc.	15,063	1,027,748
National Retail Properties Inc.	56,797	2,775,669
Omega Healthcare Investors Inc.	75,986	2,756,772
Physicians Realty Trust.	69,570	1,318,352
PotlatchDeltic Corp.	21,856	1,135,201
Prologis Inc.	238,801	30,576,080
PS Business Parks Inc.	6,572	1,009,919
Public Storage	49,132	15,352,767
Rayonier Inc.	44,765	1,688,088
Realty Income Corp.	120,595	8,476,623
Regency Centers Corp.	51,000	3,335,910
Rexford Industrial Realty Inc.	43,273	2,662,155
Sabra Health Care REIT Inc.	69,693	1,295,593
SBA Communications Corp., Class A	35,303	12,037,970
Simon Property Group Inc.	106,045	13,416,813
SL Green Realty Corp.	22,616	1,683,987
Spirit Realty Capital Inc.	37,188	1,867,581
STORE Capital Corp.	78,589	2,844,136
Sun Communities Inc.	36,087	7,077,022
UDR Inc.	96,256	5,293,117
Ventas Inc.	121,119	7,240,494
VEREIT Inc.	73,983	3,622,948
VICI Properties Inc.	173,364	5,407,223
Vornado Realty Trust	51,145	2,224,808
Welltower Inc.	134,773	11,706,383
Weyerhaeuser Co.	241,871	8,158,309
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
WP Carey Inc.	57,559	$4,644,436
		422,192,874
Insurance — 12.1%
Aflac Inc.	204,063	11,223,465
Alleghany Corp.(b)	4,506	2,987,929
Allstate Corp. (The)	96,643	12,568,422
American Financial Group Inc./OH	22,254	2,814,908
American International Group Inc.	277,030	13,117,371
Aon PLC, Class A	72,857	18,945,006
Arch Capital Group Ltd.(b)	130,311	5,082,129
Arthur J Gallagher & Co.	66,143	9,214,381
Assurant Inc.	19,555	3,085,975
Athene Holding Ltd., Class A(b)	40,500	2,617,110
Axis Capital Holdings Ltd.	26,038	1,324,553
Brighthouse Financial Inc.(b)	27,700	1,192,762
Brown & Brown Inc.	75,530	4,108,832
Chubb Ltd.	145,164	24,494,973
Cincinnati Financial Corp.	48,373	5,702,209
CNA Financial Corp.	8,784	386,584
Enstar Group Ltd.(b)	4,284	1,101,074
Erie Indemnity Co., Class A, NVS	8,139	1,504,820
Everest Re Group Ltd.	12,936	3,270,609
Fidelity National Financial Inc.	93,339	4,163,853
First American Financial Corp.	35,643	2,399,130
Globe Life Inc.	30,623	2,851,308
Hanover Insurance Group Inc. (The)	11,602	1,576,712
Hartford Financial Services Group Inc. (The)	115,300	7,335,386
Kemper Corp.	19,598	1,293,664
Lincoln National Corp.	57,754	3,558,801
Loews Corp.	72,223	3,873,320
Markel Corp.(b)	4,448	5,365,044
Marsh & McLennan Companies Inc.	164,161	24,167,782
Mercury General Corp.	8,701	529,282
MetLife Inc.	240,219	13,860,636
Old Republic International Corp.	92,248	2,274,836
Primerica Inc.	12,812	1,873,371
Principal Financial Group Inc.	81,653	5,073,101
Progressive Corp. (The)	188,886	17,974,392
Prudential Financial Inc.	127,180	12,753,610
Reinsurance Group of America Inc.	21,951	2,418,561
RenaissanceRe Holdings Ltd.	16,009	2,444,414
RLI Corp.	12,911	1,399,294
Selective Insurance Group Inc.	19,490	1,585,512
Travelers Companies Inc. (The)	81,182	12,089,623
Unum Group	66,305	1,816,757
W R Berkley Corp.	45,253	3,311,162
White Mountains Insurance Group Ltd.	1,018	1,151,938
Willis Towers Watson PLC	41,630	8,579,110
		270,463,711
IT Services — 10.8%
Mastercard Inc., Class A	276,870	106,855,208
Visa Inc., Class A	544,794	134,231,793
		241,087,001
Mortgage Real Estate Investment — 0.5%
AGNC Investment Corp.	169,438	2,688,981
Annaly Capital Management Inc.	451,465	3,832,938
Blackstone Mortgage Trust Inc., Class A	47,664	1,545,267
New Residential Investment Corp.	151,826	1,481,822

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financials ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Starwood Property Trust Inc.	92,743	$2,414,100
		11,963,108
Professional Services — 0.5%
CoStar Group Inc.(b)	127,440	11,323,044

Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(b)	108,354	10,451,827
Howard Hughes Corp. (The)(a)(b)	14,770	1,369,327
Jones Lang LaSalle Inc.(b)	16,599	3,694,439
Opendoor Technologies Inc.(a)(b)	110,031	1,630,659
		17,146,252
Thrifts & Mortgage Finance — 0.4%
Essent Group Ltd.	36,502	1,648,796
MGIC Investment Corp.	109,675	1,517,902
New York Community Bancorp. Inc.	150,792	1,776,330
Radian Group Inc.	61,759	1,394,518
Rocket Companies Inc., Class A	44,067	759,715
TFS Financial Corp.	15,692	305,680
UWM Holdings Corp.(a)	17,305	132,037
		7,534,978
Total Common Stocks — 99.6%
(Cost: $1,994,865,235)		2,220,059,763
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	4,143,778	$4,145,850
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	5,673,000	5,673,000
		9,818,850

Total Short-Term Investments — 0.5%
(Cost: $9,818,850)		9,818,850

Total Investments in Securities — 100.1%
(Cost: $2,004,684,085)		2,229,878,613

Other Assets, Less Liabilities — (0.1)%		(1,617,752)

Net Assets — 100.0%		$2,228,260,861

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$810	$4,145,136	(a)	$—		$(96)	$—	$4,145,850	4,143,778	$1,481	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,813,000	—		(140,000	)(a)	—	—	5,673,000	5,673,000	76		—
BlackRock Inc.	41,068,232	5,055,517		(8,745,476)		3,133,621	(796,375)	39,715,519	45,799	207,371		—
						$3,133,525	$(796,375)	$49,534,369		$208,928		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	54	09/17/21	$2,241	$44,937
S&P Select Sector Financial E-Mini Index	52	09/17/21	5,838	(48,257)
				$(3,320)

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financials ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$2,220,059,763	$—	$—	$2,220,059,763
Money Market Funds	9,818,850	—	—	9,818,850
	$2,229,878,613	$—	$—	$2,229,878,613

Derivative financial instruments(a)
Assets
Futures Contracts	$44,937	$—	$—	$44,937
Liabilities
Futures Contracts	(48,257)	—	—	(48,257)
	$(3,320)	$—	$—	$(3,320)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

 4